Equity - Schedule of Share Capital (Parentheticals) (Details) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Capital [Abstract]
Ordinary shares par value (in New Shekels per share)	₪ 1	₪ 1